SHARE-BASED COMPENSATION - Fair Value and Cash Value of Performance Share Awards Granted (Details) - Performance Share Awards - USD ($) $ in Millions	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity fair value	$ 2.0	$ 2.4	$ 1.5
Cash value	$ 2.0	$ 2.1	$ 1.7